Noncontrolling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Noncontrolling interests
Net income (loss) attributable to TDS shareholders	$ 219,037	$ (136,355)	$ 141,927
Transfer (to) from the noncontrolling interests
Change in TDS' Capital in excess of par value from U.S. Cellular's issuance of U.S. Cellular shares	(14,785)	(12,420)	(14,135)
Change in TDS' Capital in excess of par value from U.S. Cellular's repurchase of U.S. Cellular shares	1,325	1,296	3,370
Change in TDS' Capital in excess of par value from common control transaction		7,484
Purchase of ownership in subsidiaries from noncontrolling interests	240	(1,034)	(123)
Net transfers (to) from noncontrolling interests	(13,220)	(4,674)	(10,888)
Change from net income (loss) attributable to TDS shareholders and transfers (to) from noncontrolling interests	$ 205,817	$ (141,029)	$ 131,039
Redeemable noncontrolling interest
Termination date range of mandatorily redeemable noncontrolling interests - begin	2085
Termination date range of mandatorily redeemable noncontrolling interests - end	2113
Settlement value of mandatorily redeemable noncontrolling interests	$ 15,700
Carrying value of mandatorily redeemable noncontrolling interests	$ 4,200